Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Assets and Liabilities
The financial instruments measured at fair value on a recurring basis consist of the following:

	June 30,	December 31,
	2018	2017
	(In thousands)
Derivative assets (liabilities)
Derivative assets - current	$5,330	$—
Derivative liabilities - current	(25,069)	(10,772)
Derivative liabilities - non-current	(27,930)	(8,008)
Total derivative liabilities, net	$(47,669)	$(18,780)
The tables below set forth by level within the fair value hierarchy represent the net components of the assets and liabilities that were measured at fair value on a recurring basis as of June 30, 2018 and December 31, 2017. These net balances are intended solely to provide information on sources of inputs to fair value and proportions of fair value involving objective versus subjective valuations and do not represent either the actual credit exposure or net economic exposure.

	June 30, 2018
	Level 1	Level 2	Level 3	Total
	(In thousands)
Derivative assets
Commodity derivative assets - current	$—	$5,330	$—	$5,330
Total derivative assets	$—	$5,330	$—	$5,330

Derivative liabilities
Commodity derivative liabilities - current	$—	$(25,069)	$—	$(25,069)
Commodity derivative liabilities - non-current	—	(27,462)	—	(27,462)
Series B Preferred Stock bifurcated derivative - non-current	—	—	(468)	(468)
Total derivative liabilities	$—	$(52,531)	$(468)	$(52,999)

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	(In thousands)
Derivative liabilities
Commodity derivative liabilities - current	$—	$(10,772)	$—	$(10,772)
Commodity derivative liabilities - non-current	—	(7,383)	—	(7,383)
Series B Preferred Stock bifurcated derivative - non-current	—	—	(625)	(625)
Total derivative liabilities	$—	$(18,155)	$(625)	$(18,780)

The financial instruments measured at fair value on a recurring basis consist of the following:

	December 31,
	2017	2016
	(In thousands)
Derivative assets (liabilities)
Derivative assets - current	$—	$247
Derivative liabilities - current	(10,772)	(1,856)
Derivative liabilities - non-current	(8,008)	—
Total derivative assets (liabilities), net	$(18,780)	$(1,609)
The tables below set forth by level within the fair value hierarchy represent the gross components of the assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2017 and 2016. These gross balances are intended solely to provide information on sources of inputs to fair value and proportions of fair value involving objective versus subjective valuations and do not represent either the actual credit exposure or net economic exposure.

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	(In thousands)
Derivative assets (liabilities)
Commodity derivative liabilities - current	$—	$(10,772)	$—	$(10,772)
Commodity derivative liabilities - non-current	—	(7,383)	—	(7,383)
Series B Preferred Stock bifurcated derivative - non-current	—	—	(625)	(625)
Total derivative assets (liabilities), net	$—	$(18,155)	$(625)	$(18,780)

	December 31, 2016
	Level 1	Level 2	Level 3	Total
	(In thousands)
Derivative assets (liabilities)
Commodity derivative assets - current	$21	$226	$—	$247
Commodity derivative liabilities - current	(1,856)	—	—	(1,856)
Total derivative assets (liabilities), net	$(1,835)	$226	$—	$(1,609)

Schedule of Changes in Fair Value of Level 3 Liabilities
The table below sets forth a summary of changes in the fair value of the Company’s level 3 liabilities for the six months ended June 30, 2018.

Beginning Balance	$625
(Gains) losses reported in earnings	(157)
(Gains) losses reported in other comprehensive income	—
Purchases, sales, issues, and settlements	—
Transfers in (out) of level 3	—
Ending Balance	$468